Parent Company Statements - Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Interest and dividends	$ 262,947	$ 285,735	$ 331,880
Expense:
Federal income tax benefit	(25,131)	(25,701)	(34,415)
Net income	77,227	78,630	82,140
Parent Company
Income:
Dividends from subsidiaries	15,000	197,000	105,000
Interest and dividends	8,659	10,027	5,643
Other	531	232	385
Total income	24,190	207,259	111,028
Expense:
Other, net	13,413	11,869	10,639
Total expense	13,413	11,869	10,639
Income before federal taxes and equity in undistributed income (losses) of subsidiaries	10,777	195,390	100,389
Federal income tax benefit	2,826	1,806	3,016
Income before equity in undistributed income (losses) of subsidiaries	13,603	197,196	103,405
Equity in undistributed income (losses) of subsidiaries	63,624	(118,566)	(21,265)
Net income	$ 77,227	$ 78,630	$ 82,140